Stock warrants - Additional information (Detail) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended
	Sep. 30, 2019	Jul. 31, 2019	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Class of Warrant or Right [Line Items]
Common stock issued upon the exercise of warrants	75,137	256,411
Common stock withheld	22,114	25,919
Securities called by warrants			428,757
Common stock warrants outstanding		$ 153,041	$ 0	$ 5,498	$ 3,440	$ 2,870
Shares issued upon exercise of warrants	53,023	230,492
Common Stock [Member]
Class of Warrant or Right [Line Items]
Conversion of preferred stock warrants to common stock warrants			581,798
Common stock warrants outstanding		$ 228,178
Warrant [Member]
Class of Warrant or Right [Line Items]
Common stock issued upon the exercise of warrants		428,757
Common stock withheld		70,485